Shareholder Report, Holdings (Details) - REX Crypto Equity Premium Income ETF	Apr. 30, 2025
Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
MicroStrategy, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Nu Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Marathon Digital Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.42%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Information Technology - Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
Information Technology - Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Financial - Payment Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.13%
Crypto-Currency/Blockchain [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.35%
Financial - Digital Investment Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.36%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%